Equity (Tables)	12 Months Ended
Oct. 31, 2024
Equity Disclosure [Abstract]
Summary of Classes of Share Capital
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding and treasury instruments

held as at and for the
years ended October 31, 2024 and October

31, 2023.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(millions of shares or other equity instruments

and millions of Canadian dollars)
October 31, 2024 October 31, 2023
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of year 1,791.4 $ 25,434 1,821.7 $ 24,363
Proceeds from shares issued on exercise

of stock options
1.7 112 1.2 83
Shares issued as a result of dividend reinvestment

plan
6.6 529 20.5 1,720
Purchase of shares for cancellation and other (49.4) (702) (52.0) (732)
Balance as at end of year – common shares 1,750.3 $ 25,373 1,791.4 $ 25,434
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1 20.0 $ 500 20.0 $ 500
Series 3
1
– – 20.0 500
Series 5 20.0 500 20.0 500
Series 7 14.0 350 14.0 350
Series 9 8.0 200 8.0 200
Series 16 14.0 350 14.0 350
Series 18 14.0 350 14.0 350
Series 22 2 – – 14.0 350
Series 24 3 – – 18.0 450
Series 27 0.8 850 0.8 850
Series 28 0.8 800 0.8 800

91.6 $ 3,900 143.6 $ 5,200
Other Equity Instruments 4
Limited Recourse Capital Notes – Series 1 1.8 $ 1,750 1.8 $ 1,750
Limited Recourse Capital Notes – Series 2 1.5 1,500 1.5 1,500
Limited Recourse Capital Notes – Series 3 5 1.7 2,403 1.7 2,403
Limited Recourse Capital Notes – Series 4
5
0.7 1,023 – –
Perpetual Subordinated Capital Notes – Series

2023-9
6 0.1 312 – –
5.8 6,988 5.0 5,653
Balance as at end of year – preferred shares

and other equity instruments
97.4 $ 10,888 148.6 $ 10,853
Treasury – common shares 7
Balance as at beginning of year 0.7 $ (64) 1.0 $ (91)
Purchase of shares 139.1 (11,209) 94.9 (7,959)
Sale of shares (139.6) 11,256 (95.2) 7,986
Balance as at end of year – treasury

– common shares
0.2 $ (17) 0.7 $ (64)
Treasury – preferred shares and other equity instruments 7
Balance as at beginning of year 0.1 $ (65) 0.1 $ (7)
Purchase of shares and other equity instruments 6.6 (625) 3.7 (590)
Sale of shares and other equity instruments (6.5) 672 (3.7) 532
Balance as at end of year – treasury

– preferred shares and other equity
instruments 0.2 $ (18) 0.1 $ (65)
1

On July 31, 2024, the Bank redeemed all of its
20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 3 (“Series 3 Preferred Shares”), at
a redemption price of $ 25.00

per Series 3 Preferred Share, for a total redemption cost of approximately $
500

million.
2

On April 30, 2024, the Bank redeemed all of its
14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 22 (“Series 22 Preferred
Shares”), at a redemption price of $ 25.00

per Series 22 Preferred Share, for a total redemption cost of $
350

million.
3

On July 31, 2024, the Bank redeemed all of its
18

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 24 (“Series 24 Preferred Shares”),
at a redemption price of $ 25.00

per Series 24 Preferred Share, for a total redemption cost of approximately $
450

million.
4

For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.
5

For LRCNs – Series 3 and 4, the amount represents the Canadian dollar equivalent of the U.S. dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments –
Significant Terms and Conditions” table

for further details.
6

For perpetual subordinated capital notes, the amount represents the Canadian dollar equivalent of the Singapore dollar notional amount. Refer to “Preferred Shares and Other Equity
Instruments – Significant Terms and Conditions”

table for further details.
7

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
Preferred Shares and Other Equity Instruments –

Significant Terms and

Conditions
(millions of Canadian dollars)
Annual

Dividend Reset Next redemption/ Convertible
Issue date yield (%)
1
frequency
1
spread (%)
1
conversion date
1,2
into
1,2
NVCC Rate Reset Preferred Shares
Series 1 3 June 4, 2014 4.970 Quarterly 2.240 October 31, 2029 Series 2
Series 5 December 16, 2014 3.876 Quarterly 2.250 January 31, 2025 Series 6
Series 7 March 10, 2015 3.201 Quarterly 2.790 July 31, 2025 Series 8
Series 9 April 24, 2015 3.242 Quarterly 2.870 October 31, 2025 Series 10
Series 16 July 14, 2017 6.301 Quarterly 3.010 October 31, 2027 Series 17
Series 18 4 March 14, 2018 5.747 Quarterly 2.700 April 30, 2028 Series 19
Series 27 April 4, 2022 5.750 Semi-annual 3.317 October 31, 2027 –
Series 28 July 25, 2022 7.232 Semi-annual 4.200 October 31, 2027 –
Annual

Coupon Reset Next redemption Recourse to
Issue date yield (%) frequency spread (%) date Preferred Shares 5
Other Equity Instruments
Perpetual Subordinated Capital Notes
6
July 10, 2024 5.700 Semi-annual 2.652 July 31, 2029 n/a
NVCC Limited Recourse Capital Notes
7
Series 1 July 29, 2021 3.600 Semi-annual 2.747 October 31, 2026 Series 26
Series 2 September 14, 2022 7.283 Semi-annual 4.100 October 31, 2027 Series 29
Series 3
8
October 17, 2022 8.125 Quarterly 4.075 October 31, 2027 Series 30
Series 4
8
July 3, 2024 7.250 Quarterly 2.977 July 31, 2029 Series 31
1

Non-cumulative preferred dividends for each series are payable as and when declared by the Board of Directors.

The dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5 -year Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then 90
-day Government of Canada Treasury bill yield plus the noted reset spread
unless otherwise stated.
2

Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every
5

years thereafter. Preferred
Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every
5

years thereafter if not
redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.
3

On October 16, 2024, the Bank announced that none of its
20

million Non-Cumulative 5-Year Rate

Reset Class A First Preferred Shares, Series 1 NVCC (“Series 1 Shares”) would be converted on October 31, 2024 into Non-Cumulative Floating Rate Class A First Preferred Shares, Series 2 (NVCC)

(“Series 2 Shares”) of TD. As previously announced on October 1,
2024, the dividend rate for the Series 1 Shares for the 5-year period from and including October 31, 2024 to but excluding October 31, 2029 will be
4.97%.
4

On April 18, 2023, the Bank announced that none of its
14

million Non-Cumulative 5-Year Rate Reset

Preferred Shares NVCC, Series 18 (“Series 18 Shares”) would be converted on
April 30, 2023 into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 19 (“Series 19 Shares”). As had

been previously announced on March 31, 2023, the dividend rate for the Series 18 Shares for the 5-year period from and including April 30, 2023 to but excluding April 30, 2028, if declared,

is payable at a per annum rate of
5.747%.
5

LRCN Preferred Share Series 26 and Series 29 were issued at a price of $
1,000

per share and LRCN Preferred Share Series 30 and Series 31 were issued at a price of

US$
1,000

per
share. The LRCN Preferred Shares are eliminated on the Bank’s Consolidated Balance Sheet.
6

Perpetual Subordinated Capital Notes are denominated in Singapore dollars. The interest rate on Perpetual Subordinated

Capital Notes will reset on the next interest reset date and every
5 years thereafter to a rate equal to the then prevailing 5-year SORA-OIS Rate plus the noted reset spread.
7

LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless otherwise stated, the interest rate on the

LRCNs will reset on the next earliest optional redemption date and every
5

years thereafter at a rate
equal to the then 5-year Government of Canada bond yield plus the noted reset spread.
8

LRCN Series 3 and 4 are denominated in U.S. dollars. The interest rate on LRCN Series 3 and 4 will reset on the next interest reset date and every
5

years thereafter to equal the then
5 -year U.S. Treasury yield plus the noted reset spread.